Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues	$ 84,193,403	$ 58,612,151
Revenues - related party	20,225,406	31,199,089
Total revenues	104,418,809	89,811,240
Cost of revenues	66,672,658	79,592,036
Gross profit	37,746,151	10,219,204
Transportation and Logistics Segment [Member]
Segment Reporting Information [Line Items]
Revenues	23,218,485	18,782,745
Revenues - related party	11,895,108
Total revenues	35,113,592	18,782,745
Cost of revenues	4,970,253	13,804,019
Gross profit	30,143,339	4,978,726
Terminaling and Storage Segment [Member]
Segment Reporting Information [Line Items]
Revenues	3,389,461	39,829,406
Revenues - related party	8,330,299	31,199,089
Total revenues	11,719,760	71,028,495
Cost of revenues	4,162,336	65,788,017
Gross profit	7,557,424	5,240,478
Supply and Trading Segment [Member]
Segment Reporting Information [Line Items]
Revenues	57,585,457
Revenues - related party
Total revenues	57,585,457
Cost of revenues	57,540,070
Gross profit	$ 45,388